Income taxes	12 Months Ended
Dec. 31, 2023
Income taxes
Income taxes

16. Income taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company, Fast Horse Inc and WLM Kids Inc. are not subject to tax on income or capital gain arising in Cayman Islands. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current laws of the BVI, Qudian BVI, Fast Horse BVI and WLM Kids Limited are not subject to tax on income or capital gains. In addition, upon payments of dividends by these companies to their shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

Qudian HK, Qufenqi HK, Fast Horse HK, Qu Plus Plus (HK) Limited, WLM Kids (HK) Limited, Qudian Fresh (HK) Limited, Qudian Cuisine (HK) Limited, Qudian Daily Food (HK) Limited and Qudian Chief (HK) Limited are incorporated in Hong Kong and are subject to Hong Kong profits tax of 16.5% on their activities conducted in Hong Kong.

Australia

LAST MILE EXPRESS, F&H EXPRESS PTY and Fast Horse Rental Pty Ltd are incorporated in Australia and are subject to a federal tax rate of 30% on their taxable income.

PRC

The Company’s subsidiaries, VIEs and subsidiaries of the VIEs domiciled in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the ‘‘EIT Law’’), which was effective since January 1, 2008 except for the following entity which is eligible for a preferential tax rate.

Xiamen Qudian Technology Co., Ltd. was qualified as High and New Technology Enterprise and was subject to a preferential statutory tax rate of 15% in 2020 and 2021.

Dividends, interest, rent or royalties payable by the Company’s PRC subsidiaries, to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

16. Income taxes - continued

The current and deferred components of income tax expenses which were substantially attributable to the Company’s PRC subsidiaries, VIEs and subsidiaries of the VIEs, are as follows:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Current income tax expenses	135,188,353	71,567,448	64,458,408	9,078,777
Deferred income tax expenses	125,293,714	20,860,679	(2,117,892)	(298,299)
Total income tax expenses	260,482,067	92,428,127	62,340,516	8,780,478

The principal components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2022	2023
	RMB	RMB	US$
Non-current deferred tax assets
Allowance for loan principal and financing service fee receivables	18,465,206	19,785,153	2,786,681
Allowance for finance lease receivable	8,944,994	7,706,311	1,085,411
Allowance for other current assets	53,566,319	30,286,267	4,265,731
Impairment loss from long-lived assets	22,131,541	539,153	75,938
Guarantee liabilities	100,082,625	3,517,157	495,381
Share-based compensation	35,798,102	33,692,676	4,745,514
Fair value change on investments	67,969,700	67,463,987	9,502,104
Fair value change on financial assets	34,319,462	82,220,720	11,580,546
Lease liabilities	1,675,482	18,156,568	2,557,299
Advertising cost	35,811,815	23,090,520	3,252,232
Uncollected revenue	4,501,793	4,798,460	675,849
Outside basis difference	44,907,609	19,604,247	2,761,200
Net operating loss carry forwards	746,950,201	775,049,194	109,163,396
Less: valuation allowance	(1,100,270,879)	(1,008,969,418)	(142,110,370)
Total non-current deferred tax assets net of valuation allowance	74,853,970	76,940,995	10,836,912
Net non-current deferred tax assets	—	—	—
Non-current deferred tax liabilities
Right-of-use assets	(1,864,922)	(18,572,655)	(2,615,904)
Fair value change on financial assets	(63,732,300)	(58,368,340)	(8,221,008)
Unallocated revenue	(11,374,640)	—	—
Total non-current deferred tax liabilities	(76,971,862)	(76,940,995)	(10,836,912)
Net non-current deferred tax liabilities	(2,117,892)	—	—

16. Income taxes - continued

The Company operates through its subsidiaries, VIEs and subsidiaries of the VIEs and valuation allowance is considered on an individual entity basis. The Company recorded full valuation allowance against deferred tax assets of those entities that were in a three-year cumulative financial loss and/or are not forecasting profits in the near future as of December 31, 2022 and 2023. In making such determination, the Company also evaluated a variety of factors including the Company’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

As of December 31,2022 and 2023, the Company had net operation loss (the “NOL”) of RMB 3,024 million and RMB 3,142 million (US$ 443 million), mainly from its PRC, Hong Kong and Australian subsidiaries, which can be carried forward to offset future taxable income. The PRC subsidiaries’ net operating losses will expire from years 2024 to 2028 if not utilized. Net operating losses from Hong Kong and Australian subsidiaries can be carried forward with no expiration date.

Reconciliation between the income taxes expense computed by applying the PRC statutory tax rate to profit before income taxes and the actual provision for income taxes is as follows:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Profit (loss) before income tax	846,409,045	(269,623,829)	101,474,055	14,292,322
PRC statutory income tax rate	25%	25%	25%	25%
Income tax at statutory tax rate	211,602,261	(67,405,957)	25,368,514	3,573,081
Effect of different tax rates	(60,256,708)	12,944,788	(25,070,403)	(3,531,092)
Tax exempted income	—	—	(198,231)	(27,920)
Outside basis difference	—	(109,594,486)	(215,985,749)	(30,420,956)
Expenses not deductible for tax purposes	62,168,979	12,666,674	36,882,867	5,194,842
Adjustment on current income tax of the previous periods	8,525,032	(18,081,862)	(18,394,143)	(2,590,761)
Deferred only adjustment	26,769,243	—	—	—
Non-deductible guarantee liability:	—	—	93,833,446	13,216,164
Write-off of NOL and others due to liquidations:	—	—	252,778,471	35,603,103
Research and development super-deduction	(19,928,755)	—	—	—
Tax rate change	(105,024,051)	—	—	—
Withholding income tax	—	—	4,427,205	623,559
Changes in valuation allowance	136,626,066	261,898,970	(91,301,461)	(12,859,542)
Income tax expenses	260,482,067	92,428,127	62,340,516	8,780,478

As of December 31, 2023, the Company intends to permanently reinvest partial of the undistributed earnings from foreign subsidiaries to fund future operations. As of December 31, 2023, the total amount of undistributed earnings from its PRC subsidiaries as well as VIEs is RMB 11,574 million (US$ 1,630 million). The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practicable.

16. Income taxes - continued

Unrecognized Tax Benefit

As of December 31, 2022 and 2023, the Company recorded an unrecognized tax benefit of RMB nil and RMB nil (US$ nil) respectively, of which RMB nil and RMB nil (US$ nil) are presented on a net basis against the deferred tax assets related to tax loss carry forwards on the consolidated balance sheets. It is possible that the amount of uncertain tax position will change in the next twelve months; however, an estimate of the range of the possible outcomes cannot be made at this moment. As of December 31, 2023, unrecognized tax benefits of RMB nil (US$ nil), if ultimately recognized, will impact the effective tax rate. A reconciliation of the beginning and ending amount of unrecognized tax benefit was as follows:

	For the years ended December 31,
	2022	2023
	RMB	RMB	US$
Balance at beginning of the year	2,588,962	—	—
Additions	—	34,580,410	4,870,549
Decreases	(2,588,962)	(34,580,410)	(4,870,549)
Balance at end of the year	—	—	—

As of December 31, 2022 and 2023, the Company did not record any interest expense and penalty accrued in relation to the unrecognized tax benefit in income tax expense.

In general, the PRC tax authority has up to five years to conduct examinations of the Company’s tax filings. Accordingly, as of December 31, 2023, the tax years ended December 31, 2018 through the period ended as of December 31, 2023 reporting date for the Company’s PRC subsidiaries remain open to examination by the PRC tax authorities. For the non-PRC entities, the tax years ended December 31, 2017 through period ended December 31, 2023 remain open to examination by tax authorities.